Annual Fund Operating Expenses - Pioneer U.S. Government Money Market Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.79%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.53%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%